Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Other Intangible Assets
8.	Goodwill and Other Intangible Assets

Intangible assets subject to amortization acquired during the year ended December 31, 2016, including those recorded from businesses acquired, totaled ¥266,325 million, which primarily consist of customer relationships of ¥155,997 million, patents and developed technology of ¥73,451 million and software of ¥36,054 million. The weighted average amortization periods for intangible assets in total acquired during the year ended December 31, 2016 are approximately 14 years. The weighted average amortization periods for customer relationships, patents and developed technology and software acquired during the year ended December 31, 2016 are approximately 15 – 20 years, 10 years and 5 years, respectively.

Intangible assets subject to amortization acquired during the year ended December 31, 2015, including those recorded from businesses acquired, totaled ¥113,216 million, which primarily consist of trademarks of ¥42,949 million, software of ¥39,817 million, and patents and developed technology of ¥18,083 million. The weighted average amortization periods for intangible assets in total acquired during the year ended December 31, 2015 are approximately 9 years. The weighted average amortization periods for trademarks, software, and patents and developed technology acquired during the year ended December 31, 2015 are approximately 15 years, 5 years and 7 years, respectively.

The components of intangible assets subject to amortization at December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	313,599	193,785	308,348	181,972
Customer relationships	172,234	11,146	17,159	10,173
Patents and developed technology	106,250	16,272	39,685	16,123
Trademarks	44,704	5,610	49,861	2,952
License fees	15,561	6,756	15,669	5,617
Other	17,713	8,250	17,070	7,690

	670,061	241,819	447,792	224,527

Aggregate amortization expense for the years ended December 31, 2016, 2015 and 2014 was ¥50,963 million, ¥49,568 million and ¥49,741 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥60,474 million in 2017, ¥53,031 million in 2018, ¥42,624 million in 2019, ¥34,079 million in 2020, and ¥28,817 million in 2021.

Intangible assets not subject to amortization other than goodwill at December 31, 2016 and 2015 were ¥18,026 million and ¥17,943 million, respectively, which primarily consist of in-process research and development recorded from businesses acquired.

For management reporting purposes, goodwill is not allocated to the segments. Goodwill has been allocated to its respective segment for impairment testing.

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2016 and 2015 were as follows:

	Year ended December 31, 2016
	Office	Imaging System	Industry and Others	* 1 Unallocated	Total
	(Millions of yen)
Balance at beginning of year	142,551	53,474	282,918	—	478,943
Goodwill acquired during the year	863	—	4,589	492,678	498,130
Translation adjustments and other	(7,158)	(4,440)	(29,051)	—	(40,649)

Balance at end of year	136,256	49,034	258,456	492,678	936,424

	Year ended December 31, 2015
	Office	Imaging System	Industry and Others	Unallocated	Total
	(Millions of yen)
Balance at beginning of year	145,335	21,780	44,221	—	211,336
Goodwill acquired during the year	10,373	31,367	228,827	—	270,567
Translation adjustments and other	(13,157)	327	9,870	—	(2,960)

Balance at end of year	142,551	53,474	282,918	—	478,943

*1	Canon has not completed the allocation of goodwill to the segments for impairment testing which is attributable to the acquisition of TMSC as of December 31, 2016.